Cover	Sep. 02, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity File Number	1-10879
Entity Registrant Name	AMPHENOL CORPORATION
Entity Central Index Key	0000820313
Entity Tax Identification Number	22-2785165
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	358 Hall Avenue
Entity Address, City or Town	Wallingford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06492
City Area Code	203
Local Phone Number	265-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock, $0.001 par value [Member]
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	APH
Security Exchange Name	NYSE
3.375% Senior Notes due 2029 [Member]
Title of 12(b) Security	3.375% Senior Notes due 2029
Trading Symbol	APH29B
Security Exchange Name	NYSE
3.125% Senior Notes due 2032 [Member]
Title of 12(b) Security	3.125% Senior Notes due 2032
Trading Symbol	APH32
Security Exchange Name	NYSE
3.875% Senior Notes due 2034 [Member]
Title of 12(b) Security	3.875% Senior Notes due 2034
Trading Symbol	APH34A
Security Exchange Name	NYSE